                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/05

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Loan Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of January 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 1/31/05

                                                     B SHARES               C SHARES
                                                   since 10/4/89          since 6/13/03
------------------------------------------------------------------------------------------
                                                             W/MAX                  W/MAX
                                                             3.00%                  1.00%
AVERAGE ANNUAL                                  W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS                                    CHARGES     CHARGE     CHARGES     CHARGE

Since Inception                                   6.02%       6.02%     10.12%      10.12%

10-year                                           5.08        5.08         --          --

5-year                                            3.88        3.71         --          --

1-year                                            6.38        3.38       6.34        5.34

6-month                                           2.58       -0.42       2.51        1.51
------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return assumes reinvestment of all dividends and capital gains and excludes payment of maximum early withdrawal charge. An early withdrawal charge for Class B shares of 3.00% will be imposed on most shares accepted by the fund for repurchase within the first year after purchase and declining thereafter to 0.00% after the fifth year. An early withdrawal charge for Class C shares of 1.00% will be imposed on most shares accepted by the fund for repurchase, which have been held for less than one year. Effective February 18, 2005, the Class B and Class C early withdrawal charge was terminated. (See
Note 12 in the Notes to Financial Statements.)

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

Van Kampen Senior Loan Fund is managed by the Adviser's Senior Loans team, led by Howard Tiffen, Managing Director of the Adviser.(1)

MARKET OVERVIEW

The semiannual period ended January 31, 2005 saw a continuation of the favorable backdrop for the senior-loan market that has prevailed for much of the last two years. The economy maintained a path of healthy growth, inflation remained modest, and the long-awaited increase in long-term interest rates failed to materialize. All of these factors continued to support corporate financial performance, which has been further aided by the strides in efficiency many companies made over the past several years in response to an increasingly competitive environment. The significant decline of the U.S. dollar over the last two-plus years has provided an additional boost to the competitiveness of many of the companies that underlie the senior loan market, as a weaker dollar makes foreign goods more expensive to U.S. consumers and U.S. exports of manufactured goods more competitive. The end result of strong corporate profitability has been improving credit quality, which has supported the senior-loan market's performance.

Yield spreads in the senior-loan market began the semiannual period near historical lows and remained there throughout the period. These narrow spreads continued to allow a greater range of companies to access the senior-loan market at very favorable terms. At the same time, an expanding array of institutional investors has been attracted to the asset class in view of its improved credit quality, which has been reflected in significantly lower default rates. In fact, while senior loans have traditionally been considered somewhat speculative, there is growing appreciation of the asset class' defensive characteristics. As a result, demand for and inflows into senior loans remained strong, and investors readily absorbed the healthy supply of new issues that came to market during the period. In both the primary and secondary markets, demand has continued to outstrip supply, which has supported the continued narrowing of spreads.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 2.58 percent for the six months ended January 31, 2005 (Class B shares, unadjusted for sales charges).

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

-----------------------------------------------
      CLASS B                 CLASS C

       2.58%                   2.51%
-----------------------------------------------

We believe that the fund's performance over the period reflects the resources we have dedicated to performing fundamental research and analysis on the companies held in the portfolio. We continue to focus on identifying those companies that exhibit strong management, solid and predictable cash flows, and collateral that is sufficient to provide a healthy backstop in the event of default.

In addition to a strong focus on fundamental company analysis, we continued to maintain a high level of diversification in the fund's portfolio during the period in order to minimize the risk of over-concentration in any one sector or security. We follow a bottom-up security-selection process and generally do not practice sector rotation. However, we will move to limit the portfolio's exposure to certain industries facing ongoing challenges. For example, we continued to minimize the fund's exposure to the auto industry during the period. We believe that as that industry continues the process of sorting out the winners from the losers, the risks to auto manufacturers and their suppliers dictate a cautious approach. We have followed a similar path in telecommunications, which is experiencing ongoing problems with overcapacity. In addition, within the healthcare sector, we have avoided exposure to companies which rely on Medicare reimbursement rates for revenues. Federal budget constraints put at risk the maintenance of existing reimbursement rates.

Looking ahead, while growth in corporate profits is showing signs of slowing, we believe profitability and pricing power for the borrowers that underlie the senior loan market may remain strong. As a result, we expect that these companies will potentially be able to continue to generate free cash-flow and that credit quality will not deteriorate in any meaningful way. For these reasons, we believe the environment for senior loans may continue to be quite favorable in the coming months. We will continue to pursue a disciplined investment approach, that seeks to balance attractive yields with a relatively stable net asset value for the fund.

There is no guarantee that any securities will continue to perform well or be held by the fund in the future.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/05
                                                                PERCENT OF
INDUSTRY                                                        NET ASSETS
Printing & Publishing                                               8.2
Entertainment & Leisure                                             7.7
Hotels, Motels, Inns & Gaming                                       7.3
Beverage, Food & Tobacco                                            7.0
Chemicals, Plastics & Rubber                                        6.9
Broadcasting--Cable                                                 6.2
Healthcare                                                          4.7
Automotive                                                          4.4
Containers, Packaging & Glass                                       4.3
Buildings & Real Estate                                             3.2
Electronics                                                         2.8
Telecommunications--Wireless                                        2.4
Aerospace/Defense                                                   2.3
Ecological                                                          2.3
Utilities                                                           2.1
Medical Products & Services                                         2.1
Healthcare & Beauty                                                 1.9
Finance                                                             1.8
Construction Material                                               1.6
Insurance                                                           1.6
Retail--Stores                                                      1.6
Diversified Manufacturing                                           1.5
Mining, Steel, Iron & Non-Precious Metals                           1.4
Retail--Specialty                                                   1.4
Telecommunications--Local Exchange Carriers                         1.3
Home & Office Furnishings, Housewares & Durable Consumer
  Products                                                          1.2
Personal & Miscellaneous Services                                   1.1
Retail--Oil & Gas                                                   1.0
Paper & Forest Products                                             1.0
Business Equipment                                                  0.9
Pharmaceuticals                                                     0.8
Natural Resources                                                   0.8
Transportation--Personal                                            0.8
Non-Durable Consumer Products                                       0.7
Transportation--Cargo                                               0.6
Broadcasting--Radio                                                 0.6
Broadcasting--Diversified                                           0.5
Restaurants & Food Service                                          0.4
Farming & Agriculture                                               0.4
Machinery                                                           0.4
Broadcasting--Television                                            0.2
Telecommunications--Long Distance                                   0.2
Transportation--Rail Manufacturing                                  0.1
                                                                  -----
Total Long-Term Investments                                        99.7%
Short-Term Investments                                              2.3
Borrowings                                                         (1.7)
Liabilities in Excess of Other Assets                              (0.3)
                                                                  -----
Net assets                                                        100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Summary of investments by industry classification percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  93.5%
            AEROSPACE/DEFENSE  2.3%
 $ 3,591    Alion Science and
            Technology Corp., Term                      4.92 to
            Loan...................... B1        B+      7.00%    08/02/2009    $    3,617,932
   3,000    AM General, LLC, Term Loan                  6.99 to
            (a)....................... NR        NR      8.75     11/01/2011         3,086,250
   2,600    Apptis, Inc., Term Loan... B2        B+      5.73     01/05/2010         2,629,250
                                                        4.56 to
   2,481    ARINC, Inc., Term Loan.... Ba3       BB      4.78     03/10/2011         2,518,469
   2,793    Ceradyne, Inc., Term                        3.94 to
            Loan...................... Ba3       BB-     4.50     08/18/2011         2,833,149
   3,000    ILC Industries, Inc., Term
            Loan...................... NR        NR      5.40     08/05/2010         3,045,796
   5,850    K & F Industries, Inc.,                     4.95 to
            Term Loan................. B2        B+      6.75     11/16/2012         5,951,158
  19,195    The Titan Corp., Term                       5.37 to
            Loan...................... Ba3       BB-     5.46     06/30/2009        19,470,535
   2,211    The Titan Corp., Revolving                  5.24 to
            Credit Agreement.......... Ba3       BB-     6.75     05/23/2008         2,198,405
   1,485    Transdigm, Inc., Term
            Loan...................... B1        B+      4.67     07/22/2010         1,506,840
                                                                                --------------
                                                                                    46,857,784
                                                                                --------------
            AUTOMOTIVE  4.3%
   2,400    Affinia Group, Inc., Term
            Loan (a).................. B2        BB-     5.44     11/30/2011         2,440,800
  19,235    Federal-Mogul Corp., Term
            Loan (b).................. NR        NR      6.09     12/09/2005        19,354,764
   8,807    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (b)....................... NR        NR      6.09     12/09/2005         8,828,907
  11,329    Goodyear Tire & Rubber
            Co., Term Loan............ B1        BB      6.56     03/31/2006        11,537,625
   9,605    MetoKote Corp., Term                        5.73 to
            Loan...................... B1        B+      5.98     08/13/2010         9,772,711
   4,577    Polypore, Inc., Term
            Loan...................... B1        B       4.83     11/12/2011         4,645,655
  17,889    Safelite Glass Corp., Term                  7.06 to
            Loan (c).................. NR        NR      7.56     09/30/2007        15,339,924
   4,011    Tenneco Automotive, Inc.,
            Term Loan................. B1        B+      5.35     12/12/2010         4,089,590
   7,090    ThermaSys Corp., Term Loan
            (d)....................... NR        NR      5.00     08/25/2007         1,595,302

See Notes to Financial Statements                                              7

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
 $ 9,100    TRW Automotive, Inc., Term                  3.88 to   10/29/10 to
            Loan...................... Ba2       BB+     4.38%     06/30/12     $    9,135,940
   1,933    United Components, Inc.,
            Term Loan................. B1        BB-     4.78     06/30/2010         1,961,730
                                                                                --------------
                                                                                    88,702,948
                                                                                --------------
            BEVERAGE, FOOD & TOBACCO  6.9%
   5,985    Acosta Sales Co., Inc.,                     4.82 to
            Term Loan (a)............. NR        NR      5.46     08/10/2010         6,080,389
   1,927    Atkins Nutritionals, Inc.,                  7.89 to
            Term Loan................. NR        NR      8.19     10/29/2009         1,744,352
   9,370    Birds Eye Foods, Inc.,
            Term Loan (a)............. B1        B+      5.31     06/30/2008         9,500,955
   3,388    Commonwealth Brands, Inc.,
            Term Loan................. NR        NR      5.88     08/28/2007         3,434,440
  18,000    Constellation Brands,                       4.25 to
            Inc., Term Loan........... Ba2       BB      4.75     11/30/2011        18,247,500
     500    Culligan International
            Co., Term Loan............ B1        B+      4.92     09/30/2011           507,604
   2,686    Del Monte Corp., Term
            Loan...................... Ba3       BB-     4.96     12/20/2010         2,702,598
   5,985    Doane Pet Care Co., Term                    6.37 to
            Loan...................... B2        B+      6.56     11/05/2009         6,089,738
   9,254    Dole Food Co., Inc., Term                   4.44 to   09/28/08 to
            Loan...................... B3        BB      8.00      07/21/10          9,456,428
  11,104    DS Waters Enterprises, LP,                  6.37 to
            Term Loan................. B3        B-      6.67     11/07/2009        10,420,881
   7,873    Land O' Lakes, Inc., Term
            Loan...................... B1        B+      5.71     10/10/2008         7,997,893
   6,315    Luigino's, Inc., Term                       5.44 to
            Loan...................... B1        B+      5.63     04/02/2011         6,346,609
   5,516    Michael Foods, Inc., Term                   4.63 to
            Loan...................... B1        B+      6.50     11/21/2010         5,612,284
   1,330    OSI Foods GMBH & Co. KG,
            Term Loan................. NR        NR      4.81     09/02/2011         1,349,673
   4,655    OSI Group, LLC, Term
            Loan...................... NR        NR      4.81     09/02/2011         4,723,857
   5,824    Pierre Foods, Inc., Term
            Loan...................... B1        B+      4.48     06/30/2010         5,889,520
  27,560    Pinnacle Foods, Inc., Term                  5.81 to
            Loan...................... B1        B+      6.37     11/25/2010        27,611,662

 8                                             See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 3,715    Southern Wine & Spirits of
            America, Inc., Term
            Loan...................... NR        NR      4.81%    07/02/2008    $    3,769,810
   3,550    Sunny Delight Beverage                      6.59 to
            Co., Term Loan............ B1        BB-     10.04    08/20/2010         3,385,125
                                                        4.90 to
   5,712    Swift & Co., Term Loan.... Ba2       BB      5.05     09/19/2008         5,812,142
                                                                                --------------
                                                                                   140,683,460
                                                                                --------------
            BROADCASTING--CABLE  6.2%
   2,233    Cebridge Connections,                       5.24 to
            Inc., Term Loan........... NR        NR      7.50     02/23/2009         2,241,499
   2,200    Century Cable Holdings,
            LLC, Term Loan (b)........ NR        NR      7.25     06/30/2009         2,187,625
  56,768    Charter Communications
            Operating, LLC, Term                        5.73 to   04/27/10 to
            Loan...................... B2        B       5.98      04/27/11         56,612,176
  10,904    Frontiervision Operating
            Partners, LP, Term Loan                     6.65 to   09/30/05 to
            (b)....................... NR        NR      6.78      03/31/06         10,953,616
     927    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (b)...... NR        NR      6.65     10/31/2005           930,788
   4,661    Hilton Head
            Communications, LP, Term
            Loan (b).................. NR        NR      6.50     03/31/2008         4,600,652
   5,700    Hilton Head
            Communications, LP,
            Revolving Credit Agreement
            (b)....................... NR        NR      5.25     09/30/2007         5,611,650
   7,920    Insight Midwest Holdings,
            LLC, Term Loan............ Ba3       BB      5.44     12/31/2009         8,053,650
                                                        4.89 to
   4,428    MCC Iowa, LLC, Term Loan.. Ba3       BB+     5.29     09/30/2010         4,487,804
  25,955    Olympus Cable Holdings,                     6.50 to   06/30/10 to
            LLC, Term Loan (b)........ NR        NR      7.25      09/30/10         25,766,539
   4,680    Parnassos, LP, Term Loan
            (b)....................... NR        NR      5.25     06/30/2007         4,673,926
   1,320    Parnassos, LP, Revolving
            Credit Agreement (b)...... NR        NR      5.25     06/30/2007         1,317,254
                                                                                --------------
                                                                                   127,437,179
                                                                                --------------

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            BROADCASTING--DIVERSIFIED  0.5%
 $ 5,781    DirecTV Holdings, LLC,                      4.45 to
            Term Loan................. Ba1       BB      4.48%    03/06/2010    $    5,868,873
   2,600    Entravision Communications
            Corp., Term Loan.......... B1        B+      4.31     02/24/2012         2,620,584
   1,191    PanAmSat Holding Corp.,
            Term Loan................. B1        BB+     5.25     08/20/2011         1,201,556
                                                                                --------------
                                                                                     9,691,013
                                                                                --------------
            BROADCASTING--RADIO  0.6%
  12,004    Spanish Broadcasting
            Systems, Inc., Term
            Loan...................... B1        B+      5.73     10/30/2009        12,183,806
                                                                                --------------

            BROADCASTING--TELEVISION  0.2%
   3,588    NEP Supershooters, LP,
            Term Loan................. B1        B       6.56     02/03/2011         3,646,305
                                                                                --------------

            BUILDINGS & REAL ESTATE  3.2%
   2,800    AIMCO Properties, LP, Term
            Loan (a).................. NR        NR      4.18     11/02/2009         2,854,250
   6,329    CB Richard Ellis Services,                  3.92 to
            Inc., Term Loan (a)....... B1        B+      6.25     03/31/2010         6,392,047
   2,487    Central Parking Corp.,
            Term Loan................. Ba3       BB-     5.06     03/31/2010         2,532,140
   5,598    Corrections Corp. of                        4.53 to
            America, Term Loan........ Ba3       BB-     4.95     03/31/2008         5,692,402
   4,606    Crescent Real Estate
            Equities Co., Term Loan... NR        NR      4.64     01/12/2006         4,650,562
  29,965    General Growth, LLC, Term                             11/12/07 to
            Loan...................... Ba2       BB+     4.64      11/12/08         30,163,438
   1,521    GEO Group, Inc., Term                       4.63 to
            Loan...................... Ba3       BB-     5.00     07/09/2009         1,547,603
   6,000    Landsource Communities
            Development, LLC, Term
            Loan...................... NR        NR      5.06     03/31/2010         6,095,628
   4,500    South Edge, LLC, Term                       4.44 to   10/31/07 to
            Loan...................... NR        NR      4.69      10/31/09          4,531,721
                                                                                --------------
                                                                                    64,459,791
                                                                                --------------
            BUSINESS EQUIPMENT  0.9%
   6,795    General Binding Corp.,                      6.76 to
            Term Loan................. B2        B+      7.39     01/15/2008         6,820,147
                                                        6.81 to
   4,875    Katun Corp., Term Loan.... NR        B+      8.25     06/30/2009         4,887,187
   6,181    Verifone, Inc., Term                        5.23 to   06/30/11 to
            Loan...................... B1        B+      8.73      12/31/11          6,314,215
                                                                                --------------
                                                                                    18,021,549
                                                                                --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            CHEMICALS, PLASTICS & RUBBER  6.7%
 $ 1,198    Becker-Underwood, Inc.,                     6.45 to   09/30/11 to
            Term Loan................. NR        NR      9.20%     03/31/12     $    1,198,200
   6,500    Brenntag AG, Term Loan
            (Germany) (a)............. B1        BB-     4.73     02/27/2012         6,564,350
   4,389    Celanese AG, Term Loan
            (Germany) (a)............. B1        B+      4.81     04/06/2011         4,405,459
   3,479    Hercules, Inc., Term                        3.97 to
            Loan...................... Ba1       BB      4.31     10/08/2010         3,519,492
  28,932    Huntsman Corp., Term
            Loan...................... B2        B       6.05     03/31/2010        29,445,543
  21,532    Huntsman ICI Chemicals,
            LLC, Term Loan............ B1        B       5.00     12/31/2010        21,871,199
     600    IMC Global, Inc.,
            Revolving Credit                            6.25 to
            Agreement................. Ba3       BB+     7.50     05/17/2006           591,000
   2,700    Jet Plastica Industries,
            Inc., Term Loan........... NR        NR      7.00     02/28/2005         2,699,545
     768    Jet Plastica Industries,
            Inc., Revolving Credit
            Agreement................. NR        NR      7.00     02/28/2005           767,550
  14,940    KOSA B.V., Term Loan
            (Netherlands)............. Ba3       BB      5.31     04/29/2011        15,211,416
   5,860    Kraton Polymers, LLC, Term                  4.88 to
            Loan...................... B1        B+      5.56     12/23/2010         5,913,374
                                                        4.52 to   11/04/09 to
  16,286    Nalco Co., Term Loan...... B1        BB-     5.42      11/04/10         16,528,396
                                                        5.61 to
   3,942    Rhodia, Inc., Term Loan... B2        NR      7.06     06/18/2006         3,918,336
  15,200    Rockwood Specialties
            Group, Inc., Term Loan.... B1        B+      4.95     07/30/2012        15,388,647
   8,381    Unifrax Corp., Term
            Loan...................... B1        B+      6.13     05/19/2010         8,538,417
                                                                                --------------
                                                                                   136,560,924
                                                                                --------------
            CONSTRUCTION MATERIAL  1.6%
  10,421    Builders FirstSource,
            Inc., Term Loan (a)....... NR        B+      5.58     02/25/2010        10,460,330
   1,970    Building Materials Holding
            Corp., Term Loan (a)...... Ba2       BB-     5.31     08/21/2010         1,984,775
   3,974    Compression Polymers
            Corp., Term Loan.......... B1        B       5.04     03/12/2010         4,016,154
   2,800    Contech Construction
            Products, Inc., Term
            Loan...................... Ba3       BB-     4.94     12/07/2010         2,847,250
   3,750    Interline Brands, Inc.,
            Term Loan................. B1        BB-     4.81     12/31/2010         3,796,875
                                                        4.75 to
     811    Itron, Inc., Term Loan.... Ba3       BB-     6.50     06/28/2011           820,004

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIAL (CONTINUED)
 $ 1,759    Juno Lighting, Inc., Term                   4.89 to
            Loan...................... B1        B+      6.75%    11/21/2010    $    1,789,413
   1,580    Professional Paint, Inc.,                   5.50 to
            Term Loan................. NR        NR      6.06     09/30/2011         1,601,725
   6,479    Werner Holding Co., Inc.,                   5.94 to
            Term Loan................. B1        CCC+    6.34     06/11/2009         6,300,755
                                                                                --------------
                                                                                    33,617,281
                                                                                --------------
            CONTAINERS, PACKAGING & GLASS  4.3%
   2,083    BWAY Corp., Term Loan
            (a)....................... B1        B+      4.75     06/30/2011         2,118,787
   1,194    Consolidated Container
            Company, LLC, Term Loan... B2        B-      5.13     12/15/2008         1,209,671
  17,432    Dr. Pepper/Seven Up
            Bottling Group, Inc., Term                  4.47 to
            Loan...................... B1        NR      4.75     12/19/2010        17,727,856
     871    Fleming Packaging Corp.,
            Term Loan (b) (d) (f)..... NR        NR      5.50     08/31/2004             8,711
     100    Fleming Packaging Corp.,
            Revolving Credit Agreement
            (b) (d) (f)............... NR        NR      2.50     03/31/2003             1,000
   4,800    Graham Packaging Co., Term                  5.00 to
            Loan...................... B2        B       5.13     10/07/2011         4,871,573
  12,742    Graphic Packaging
            International Corp., Term                   5.06 to
            Loan...................... B1        B+      5.44     06/30/2010        12,972,675
     652    Graphic Packaging
            International Corp.,
            Revolving Credit                            5.68 to
            Agreement................. B1        B+      5.92     08/08/2009           633,826
   4,276    Impress Metal Packaging
            Holding B.V., Term Loan
            (Netherlands)............. NR        B+      6.03     12/31/2006         4,297,283
   2,189    Kranson Industries, Inc.,
            Term Loan................. NR        NR      5.31     07/30/2011         2,221,835
  12,396    Owens-Illinois, Inc., Term                  4.95 to   04/01/07 to
            Loan...................... B1        BB-     5.33      04/01/08         12,625,570
   7,284    Packaging Dynamics, Term                              09/29/08 to
            Loan...................... NR        NR      5.56      09/29/09          7,300,367
  10,434    Smurfit-Stone Container                     4.44 to
            Corp., Term Loan.......... Ba3       BB-     4.69     11/01/2011        10,599,995
   1,325    Smurfit-Stone Container
            Corp., Revolving Credit                     4.75 to
            Agreement................. Ba3       BB-     6.50     11/01/2009         1,292,200

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $ 1,978    Solo Cup, Inc., Term                        4.62 to
            Loan...................... B1        B+      5.06%    02/27/2011    $    2,015,235
     438    Tekni-Plex, Inc.,
            Revolving Credit                            6.40 to
            Agreement................. B3        B-      8.25     06/21/2006           433,453
   6,962    U.S. Can Corp., Term
            Loan...................... B2        B       6.40     01/10/2010         6,949,408
                                                                                --------------
                                                                                    87,279,445
                                                                                --------------
            DIVERSIFIED MANUFACTURING  0.7%
   5,353    Chart Industries, Inc,                      5.63 to
            Term Loan (c)............. NR        NR      5.68     09/15/2009         5,386,619
   9,450    Mueller Group, Inc., Term                   5.15 to
            Loan...................... B2        B+      6.75     04/23/2011         9,561,755
                                                                                --------------
                                                                                    14,948,374
                                                                                --------------
            ECOLOGICAL  2.3%
  22,554    Allied Waste North
            America, Inc., Term Loan                    4.90 to
            (a)....................... B1        BB      5.27     01/15/2010        22,908,777
      77    Allied Waste North
            America, Inc., Revolving
            Credit Agreement.......... B1        BB      5.22     01/15/2010            75,989
     980    Casella Waste Systems,                      4.69 to
            Inc., Term Loan (a)....... B1        BB-     5.31     05/11/2007           992,557
   6,467    Duratek, Inc., Term                         5.94 to
            Loan...................... B1        BB-     6.13     12/16/2009         6,477,500
   2,288    Environmental Systems
            Products Holdings, Term                     5.63 to   12/12/08 to
            Loan...................... B2        NR      12.56     12/12/10          2,335,364
   5,708    Great Lakes Dredge & Dock                   5.49 to
            Corp., Term Loan.......... B2        B-      6.60     12/22/2010         5,707,960
   1,847    Safety-Kleen Corp., Term
            Loan (g).................. NR        NR      12.00    12/24/2008           831,130
   2,382    Waste Services, Inc., Term                  6.70 to
            Loan...................... Caa1      B-      7.50     03/31/2011         2,389,444
     467    Waste Services, Inc.,
            Revolving Credit                            6.98 to
            Agreement................. Caa1      B-      7.11     04/29/2009           455,000
   4,000    Wastequip, Inc., Term                       6.25 to
            Loan...................... NR        NR      6.50     12/31/2010         4,010,000
                                                                                --------------
                                                                                    46,183,721
                                                                                --------------
            ELECTRONICS  2.8%
  10,059    Audio Visual Services
            Corp., Term Loan.......... NR        NR      6.50     03/04/2006        10,612,630
   1,600    Fairchild Semiconductor
            Corp., Term Loan.......... Ba3       BB-     4.25     12/31/2010         1,618,000
   8,052    Knowles Electronics, Inc.,
            Term Loan................. B3        NR      7.19     06/29/2007         8,115,287

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
 $ 3,080    Memec Group Ltd., Term                      5.06 to   04/30/09 to
            Loan (England)............ B2        B      10.50%     06/15/10     $    3,093,220
   9,786    Rayovac Corp., Term                         4.78 to
            Loan...................... B1        B+      6.75     09/30/2009         9,897,966
  14,800    Semiconductor Components
            Industries, LLC, Term
            Loan...................... B3        B       5.56     12/15/2011        14,892,500
   4,876    UGS Corp., Term Loan...... B1        B+      4.83     05/27/2011         4,951,680
   3,600    Viasystems, Inc., Term                      6.49 to
            Loan...................... B2        NR      6.69     09/30/2009         3,636,749
                                                                                --------------
                                                                                    56,818,032
                                                                                --------------
            ENTERTAINMENT & LEISURE  5.5%
   2,000    Alliance Atlantis
            Communications, Inc., Term
            Loan (a).................. Ba2       BB      4.29     12/20/2011         2,025,000
   3,524    Detroit Red Wings, Inc.,
            Term Loan................. NR        NR      5.39     08/30/2006         3,546,158
   2,046    Festival Fun Parks, LLC,                    7.25 to   06/30/07 to
            Term Loan................. NR        NR      7.75      12/31/07          2,037,203
  29,016    Metro-Goldwyn-Mayer, Inc.,
            Term Loan................. NR        NR      5.06     04/30/2011        29,092,334
   3,758    Mets II, LLC, Term Loan... NR        NR      5.77     08/23/2005         3,814,708
   2,800    New Jersey Basketball,
            LLC, Term Loan............ NR        NR      6.06     08/16/2008         2,800,000
   4,714    Pure Fishing, Inc., Term                    5.55 to
            Loan...................... B1        BB-     5.85     09/30/2010         4,796,877
  17,388    Regal Cinemas, Inc., Term
            Loan...................... Ba3       BB-     4.56     11/10/2010        17,612,152
   8,420    Six Flags Theme Parks,
            Inc., Term Loan........... B1        B-      4.90     06/30/2009         8,567,698
     200    Six Flags Theme Parks,
            Inc., Revolving Credit                      4.95 to
            Agreement................. B1        B-      5.08     06/30/2008           195,000
   3,877    Tigers Ballpark, LLC, Term                  4.88 to
            Loan...................... NR        NR      5.19     12/01/2006         3,884,426
   8,390    True Temper, Inc., Term                     5.22 to
            Loan...................... B2        B       7.25     03/15/2011         8,358,254
   4,000    Universal City Development                  4.48 to
            Partners LP, Term Loan.... Ba3       NR      4.66     06/09/2011         4,065,000
  12,406    Warner Music Group, Term                    4.97 to
            Loan...................... B1        B+      5.38     02/28/2011        12,575,546

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 4,548    Worldwide Sports &
            Recreation, Inc., Term                      5.66 to
            Loan...................... NR        NR      6.06%    12/31/2006    $    4,559,008
   3,920    YankeesNets, LLC, Term                      4.85 to
            Loan...................... NR        NR      5.03     06/25/2007         3,988,600
     880    Yankess Holdings, LP, Term                  4.49 to
            Loan...................... NR        NR      4.90     06/25/2007           895,400
                                                                                --------------
                                                                                   112,813,364
                                                                                --------------
            FARMING & AGRICULTURE  0.4%
   7,651    United Industries Corp.,                    6.75 to   04/29/11 to
            Term Loan................. B1        B+      8.75      10/31/11          7,670,430
                                                                                --------------

            FINANCE  1.4%
   3,180    DCS Business Services,                      6.40 to   12/31/08 to
            Inc., Term Loan........... NR        NR      6.90      12/31/09          3,186,712
   8,214    Outsourcing Solutions,
            Term Loan................. NR        NR      7.40     12/09/2008         8,244,539
   5,426    Rent-A-Center, Inc., Term
            Loan...................... Ba2       BB+     4.21     06/30/2010         5,500,359
   4,774    Risk Management Assurance
            Co., Term Loan............ NR        NR      6.63     12/21/2006         4,535,176
   7,180    Transfirst Holdings, Inc.,                  6.56 to   03/31/10 to
            Term Loan................. NR        NR      10.06     03/31/11          7,215,363
                                                                                --------------
                                                                                    28,682,149
                                                                                --------------
            HEALTHCARE  3.8%
   4,457    Ameripath, Inc., Term
            Loan...................... B2        B+      5.83     03/27/2010         4,495,887
   3,064    AMN Healthcare Services,
            Inc., Term Loan........... Ba2       BB-     5.56     10/02/2008         3,092,677
   5,586    Ardent Health Services,
            Term Loan (a)............. B1        B+      4.80     08/12/2011         5,633,135
  28,306    Community Health Systems,
            Inc., Term Loan........... Ba3       BB-     4.15     08/19/2011        28,562,404
   5,086    Concentra Operating Corp.,                  4.88 to
            Term Loan................. B1        B+      5.10     06/30/2010         5,151,386
   5,988    FHC Health Systems, Inc.,                   8.40 to
            Term Loan................. B2        B       10.40    12/18/2009         6,077,675
   4,515    Genesis Healthcare Corp.,
            Term Loan................. Ba3       BB-     4.67     12/01/2010         4,578,729
   8,193    InteliStaf Group, Inc.,                     5.80 to   10/31/05 to
            Term Loan................. NR        NR      6.30      10/31/07          8,131,103
   2,388    Medcath Holdings Corp.,                     5.11 to
            Term Loan................. B2        B+      6.50     06/30/2011         2,413,373
   3,111    Multiplan, Inc., Term
            Loan...................... Ba3       B+      5.31     03/04/2009         3,146,111

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $ 3,200    PacifiCare Health Systems,                  4.06 to
            Inc., Term Loan........... Ba2       BBB-    4.25%    12/13/2010    $    3,214,666
   1,990    Sterigenics International,
            Inc., Term Loan........... B2        B+      5.53     06/14/2011         2,014,875
                                                                                --------------
                                                                                    76,512,021
                                                                                --------------
            HEALTHCARE & BEAUTY  1.9%
   3,947    American Safety Razor Co.,                  5.64 to
            Term Loan................. B2        B       5.98     04/29/2011         3,967,119
   7,400    CEI Holdings, Inc., Term                    5.24 to   12/03/10 to
            Loan...................... NR        NR      9.19      12/03/11          7,467,500
   3,200    Del Laboratories, Inc.,
            Term Loan................. B1        B       6.50     07/27/2011         3,200,000
   5,000    Marietta Intermediate
            Holding Corp., Term                         7.50 to
            Loan...................... NR        NR      11.50    12/17/2010         5,048,000
  17,921    Prestige Brands Holdings,                   5.29 to   04/06/11 to
            Inc., Term Loan........... B1        B       9.00      10/06/11         18,259,499
                                                                                --------------
                                                                                    37,942,118
                                                                                --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS   1.2%
   6,176    Formica Corp., Term                         7.55 to
            Loan...................... NR        NR      7.74     06/10/2010         6,207,275
   2,790    Hunter Fan Co., Term                        6.25 to
            Loan...................... NR        NR      7.75     04/30/2010         2,837,081
   5,045    Imperial Home Decor Group,
            Inc., Term Loan (c) (d)
            (f)....................... NR        NR      8.75     04/04/2006           126,121
   3,770    National Bedding Co., Term                  4.90 to
            Loan...................... Ba3       BB-     5.13     12/31/2010         3,825,273
  12,170    Sealy Mattress Co., Term                    4.45 to
            Loan...................... B2        B+      4.65     04/06/2012        12,352,187
                                                                                --------------
                                                                                    25,347,937
                                                                                --------------
            HOTELS, MOTELS, INNS & GAMING  7.3%
   5,157    Alliance Gaming Corp.,
            Term Loan (a)............. Ba3       BB-     4.90     09/04/2009         5,192,030
   1,026    Ameristar Casinos, Inc.,
            Term Loan................. Ba3       BB-     4.63     12/20/2006         1,041,818
   4,975    Boyd Gaming Corp., Term                     3.92 to
            Loan (a).................. Ba2       BB      4.53     06/30/2011         5,044,963
   7,200    CNL Hospitality Partners,
            LP, Term Loan............. NR        NR      4.90     10/13/2006         7,317,000
   2,994    Global Cash Access, LLC,
            Term Loan................. B2        B+      5.17     03/10/2010         3,044,367
   3,902    Greektown Casino, LLC,                      5.69 to
            Term Loan................. NR        NR      5.92     12/31/2005         3,940,762

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $ 3,970    Green Valley Ranch Gaming,
            LLC, Term Loan............ B1        NR      4.50%    12/24/2010    $    4,024,588
   3,800    Herbst Gaming, Inc., Term
            Loan...................... B1        B+      4.64     01/31/2011         3,860,564
   4,000    Interstate Operating Co.,
            LP, Term Loan............. B2        B       8.06     01/14/2008         4,010,000
   5,938    Kuilima Resort Co., Term                    5.10 to   06/29/07 to
            Loan...................... NR        NR      5.42      09/29/07          5,922,809
  10,129    Mandalay Resort Group,
            Term Loan................. NR        NR      5.48     06/30/2008        10,154,715
   1,600    Marina District Finance
            Co., Term Loan............ NR        NR      3.93     10/20/2011         1,616,333
   1,931    Penn National Gaming,                       5.06 to
            Inc., Term Loan........... Ba3       BB-     5.08     09/01/2007         1,939,807
  41,739    Planet Hollywood
            International, Inc., Term
            Loan...................... NR        B-      5.56     09/01/2010        41,321,125
      98    Planet Hollywood
            International, Inc., Term
            Loan (g).................. NR        B-      6.56     09/01/2010            97,418
   4,800    Ruffin Gaming, LLC, Term
            Loan...................... NR        NR      5.94     07/14/2007         4,872,000
   4,600    Scientific Games Corp.,
            Term Loan................. Ba2       BB      4.26     12/23/2009         4,649,832
   2,800    Seminol Tribe of Florida,
            Inc., Term Loan........... NR        BB      6.50     09/30/2011         2,828,000
   3,417    United Auburn Indian
            Community, Term Loan...... Ba3       BB+     6.48     01/24/2009         3,434,074
   6,909    Venetian Casino Resorts,
            LLC, Term Loan............ B1        B+      4.90     06/15/2011         7,031,437
  25,424    Wyndham International,                      7.19 to   04/01/06 to
            Inc., Term Loan........... NR        NR      8.19      06/30/06         25,570,962
     979    Wyndham International,
            Inc., Revolving Credit                      8.19 to
            Agreement................. NR        NR      8.38     04/01/2006           976,563
     559    Wynn Las Vegas, LLC, Term
            Loan...................... B2        B+      4.69     12/14/2011           566,800
                                                                                --------------
                                                                                   148,457,967
                                                                                --------------
            INSURANCE  1.6%
   5,970    Alliant Resources Group,                    5.67 to
            Inc., Term Loan........... B2        B       8.75     08/31/2011         5,977,462
   1,911    CCC Information Services
            Group, Inc., Term Loan.... B1        B+      5.56     08/20/2010         1,935,016
   7,680    Conseco, Inc., Term
            Loan...................... B2        BB-     6.08     06/22/2010         7,843,200

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            INSURANCE (CONTINUED)
 $ 4,653    Hilb, Rogal & Hamilton
            Co., Term Loan............ Ba3       BB      4.81%    12/15/2011    $    4,724,353
   1,134    Mitchell International,
            Inc., Term Loan........... B1        B+      5.55     08/15/2011         1,152,228
   2,695    Universal American
            Financial Corp., Term
            Loan...................... NR        BBB-    4.81     03/31/2009         2,701,738
   5,153    USI Holdings Corp., Term
            Loan...................... B1        BB-     5.23     08/11/2008         5,180,821
   3,600    Vertafore, Inc., Term                       5.27 to   12/22/10 to
            Loan...................... NR        NR      8.52      12/22/11          3,643,000
                                                                                --------------
                                                                                    33,157,818
                                                                                --------------
            MACHINERY  0.4%
   1,600    Douglas Dynamics, LLC,
            Term Loan................. B1        BB-     4.51     12/16/2010         1,612,000
   3,200    Goodman Global Holdings,
            Inc., Term Loan........... B2        B+      4.81     12/23/2011         3,252,000
   2,481    United Rentals (North
            America), Inc., Term
            Loan...................... Ba3       BB      4.81     02/14/2011         2,519,632
                                                                                --------------
                                                                                     7,383,632
                                                                                --------------
            MEDICAL PRODUCTS & SERVICES  1.4%
   1,552    Advanced Medical Optics,                    4.49 to
            Inc., Term Loan (a)....... B1        BB-     4.50     06/25/2009         1,568,915
   3,600    American Medical
            Instruments Holdings,                       5.58 to
            Inc., Term Loan........... B2        B+      5.94     12/09/2010         3,631,500
   4,600    Center for Diagnostic
            Imaging, LLC, Term Loan... B2        NR      5.90     12/31/2010         4,611,500
   2,093    Colgate Medical, Ltd.,                      4.55 to
            Term Loan (England)....... Ba2       BB-     4.56     12/30/2008         2,119,347
   2,400    Cooper Cos., Inc., Term
            Loan...................... Ba3       BB      4.19     01/06/2012         2,434,500
   1,446    Dade Behring, Inc., Term
            Loan...................... B2        BBB-    4.31     10/03/2008         1,456,559
                                                        4.17 to
     995    DaVita, Inc., Term Loan... Ba2       BB      4.76     03/31/2009           998,682
   4,222    Insight Health, Term
            Loan...................... B1        B       6.31     10/17/2008         4,259,959
   2,080    Insight Health, Revolving
            Credit Agreement.......... B1        B       6.56     10/17/2008         2,086,500
   4,557    Kinetics Concepts, Inc.,
            Term Loan................. Ba3       BB-     4.31     08/11/2010         4,594,978
     463    Rotech Healthcare, Inc.,
            Term Loan................. Ba2       BB      5.56     03/31/2008           468,625
                                                                                --------------
                                                                                    28,231,065
                                                                                --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  1.4%
 $14,561    Carmeuse Lime, Inc., Term
            Loan (a).................. Ba3       NR      5.81%    03/31/2006    $   14,524,653
   8,739    CII Carbon, LLC, Term
            Loan...................... NR        NR      5.30     06/25/2008         8,630,046
   3,800    New Enterprise Stone &
            Lime Co., Inc., Term                        5.65 to
            Loan...................... NR        NR      7.25     07/30/2010         3,847,186
   2,406    Techs Industries, Inc.,
            Term Loan................. NR        NR      4.81     01/14/2010         2,412,266
                                                                                --------------
                                                                                    29,414,151
                                                                                --------------
            NATURAL RESOURCES  0.8%
  14,308    El Paso Corp., Term
            Loan...................... B3        B-      5.19     11/23/2009        14,472,143
   1,966    Foundation PA Coal Co.,                     4.56 to
            Term Loan................. Ba3       BB-     4.78     07/30/2011         1,996,184
                                                                                --------------
                                                                                    16,468,327
                                                                                --------------
            NON-DURABLE CONSUMER PRODUCTS  0.5%
   1,497    Aero Products
            International, Inc., Term                   5.83 to
            Loan...................... NR        NR      7.06     12/19/2008         1,477,922
   4,975    Amscan Holdings, Inc.,                      5.29 to
            Term Loan (a)............. B1        B+      7.00     04/30/2012         5,006,094
   3,175    Church & Dwight Co., Inc.,
            Term Loan................. Ba2       BB      4.31     05/30/2011         3,219,201
   1,407    JohnsonDiversey, Inc.,                      4.43 to
            Term Loan................. Ba3       BB-     4.64     11/03/2009         1,432,438
                                                                                --------------
                                                                                    11,135,655
                                                                                --------------
            PAPER & FOREST PRODUCTS  1.0%
  20,000    Boise Cascade, LLC, Term                              10/28/10 to
            Loan (a).................. Ba3       BB      4.84      10/29/11         20,084,578
                                                                                --------------

            PERSONAL & MISCELLANEOUS SERVICES  1.1%
   3,138    Alderwoods Group, Inc.,                     3.94 to
            Term Loan (a)............. B1        BB-     4.54     09/29/2009         3,187,139
   2,292    Aspen Marketing Group,
            Term Loan (d)............. NR        NR      3.50     09/30/2004           309,383
   2,299    Coinmach Laundry Corp.,                     5.44 to
            Term Loan................. B2        B       5.63     07/25/2009         2,327,320
   1,663    Coinstar, Inc., Term
            Loan...................... Ba3       BB-     4.84     07/07/2011         1,691,921
   4,055    Educate Operating Co.,
            LLC, Term Loan............ B1        B+      5.06     03/31/2011         4,105,590
   2,985    Global Imaging Systems,                     4.28 to
            Inc., Term Loan........... Ba3       BB-     4.71     05/10/2010         3,022,312
   2,100    InfoUSA, Inc., Term
            Loan...................... Ba3       BB      5.06     03/25/2009         2,121,000

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES (CONTINUED)
 $ 3,200    Iron Mountain, Inc., Term
            Loan...................... B2        BB-     4.22%    04/02/2011    $    3,228,666
   1,975    Stewart Enterprises, Inc.,
            Term Loan................. Ba3       BB+     4.47     11/19/2011         2,002,883
   1,200    United Online, Inc., Term                   5.63 to
            Loan...................... B1        B+      6.13     12/13/2008         1,216,500
                                                                                --------------
                                                                                    23,212,714
                                                                                --------------
            PHARMACEUTICALS  0.8%
                                                        3.36 to
   7,143    Medco Health, Term Loan... Ba1       BBB     3.72     08/13/2008         7,193,450
   9,819    MedPointe, Inc., Term                       6.70 to   09/30/07 to
            Loan...................... B1        B       7.45      09/30/08          9,864,063
                                                                                --------------
                                                                                    17,057,513
                                                                                --------------
            PRINTING & PUBLISHING  8.2%
   5,476    Adams Outdoor Advertising,                  4.92 to   10/15/11 to
            LP, Term Loan (a)......... B1        B+      6.17      04/15/12          5,558,252
     593    Advanstar Communications,
            Inc., Term Loan (a)....... B2        B       7.08     10/11/2007           597,087
  18,200    Advertising Directory
            Solutions, Inc., Term Loan                  4.48 to   11/09/11 to
            (Canada) (a).............. B1        B-      6.23      05/09/12         18,509,503
   7,110    American Reprographics
            Co., Term Loan (a)........ B1        BB-     5.26     06/18/2009         7,198,875
     999    CanWest Media, Inc., Term
            Loan (Canada) (a)......... Ba2       B+      4.70     08/15/2009         1,013,433
   9,975    Cygnus Business Media,
            Inc., Term Loan........... B3        B       6.42     07/13/2009         9,950,062
   2,608    Day International Group,                    6.06 to
            Inc., Term Loan........... B1        B       6.08     09/16/2009         2,632,713
   2,672    Dex Media East, LLC, Term                   3.96 to   11/08/08 to
            Loan...................... Ba2       BB-     4.62      05/08/09          2,705,196
  19,439    Dex Media West, LLC, Term                   4.15 to   09/09/09 to
            Loan...................... Ba2       BB-     4.91      03/09/10         19,700,763
   1,200    Enterprise Newsmedia, LLC,
            Term Loan................. NR        NR      5.68     06/30/2012         1,220,250
   5,217    F&W Publications, Inc.,
            Term Loan................. NR        NR      5.96     12/31/2009         5,279,381
   7,500    Freedom Communications,                     4.14 to
            Term Loan................. Ba3       BB      4.15     05/18/2012         7,618,125
   7,729    Haights Cross
            Communications, LLC, Term                   5.96 to
            Loan...................... B3        B-      6.78     08/20/2008         7,922,676
   5,782    Herald Media, Inc., Term                    5.03 to   07/22/11 to
            Loan...................... NR        NR      8.03      01/22/12          5,874,629

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $ 2,920    Journal Register Co., Term                  3.42 to
            Loan...................... Ba2       BB+     4.23%    08/12/2012    $    2,939,164
     711    Lamar Media Corp., Term
            Loan...................... Ba2       BB-     4.06     06/30/2010           720,000
   1,156    Liberty Group Operating,                    6.00 to
            Inc., Term Loan........... B1        B       6.06     03/31/2007         1,163,035
   2,000    MC Communications, LLC,                     6.44 to
            Term Loan................. NR        NR      7.01     12/31/2010         2,015,000
   7,755    Merrill Communications,                     5.06 to
            LLC, Term Loan............ B1        B       7.00     07/30/2009         7,863,831
   8,300    Morris Publishing Group,
            LLC, Term Loan............ Ba1       BB      4.31     03/31/2011         8,406,348
   6,915    Primedia, Inc., Term                        4.56 to   06/30/08 to
            Loan...................... B3        B       5.38      06/30/09          6,827,736
  17,332    R.H. Donnelley, Inc., Term                  4.13 to   12/31/09 to
            Loan...................... Ba3       B+      4.56      06/30/11         17,515,398
   3,200    Source Media, Inc., Term                    4.69 to   11/08/11 to
            Loan...................... B1        NR      7.94      08/30/12          3,253,000
   9,884    Transwestern Publishing                     3.94 to   02/25/11 to
            Co., LLC, Term Loan....... B1        B+      7.08      02/25/12         10,027,563
   2,340    Vutek, Inc., Term Loan.... B1        NR      7.75     06/25/2010         2,345,850
   8,827    Ziff-Davis Media, Inc.,
            Term Loan................. B3        CCC     7.08     03/31/2007         8,749,307
                                                                                --------------
                                                                                   167,607,177
                                                                                --------------
            RESTAURANTS & FOOD SERVICE  0.5%
   1,400    Captain D's, LLC, Term
            Loan...................... NR        NR      6.33     12/27/2010         1,403,500
   2,400    Carrols Holding Corp.,
            Term Loan (a)............. B1        B+      5.06     12/31/2010         2,442,000
   3,200    Denny's Corp., Term                         5.59 to   09/30/09 to
            Loan...................... B3        B       7.89      09/30/10          3,290,501
   2,000    Landry's Restaurants,                       4.33 to
            Inc., Term Loan........... Ba2       BB-     4.53     12/28/2010         2,022,500
                                                                                --------------
                                                                                     9,158,501
                                                                                --------------

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            RETAIL--OIL & GAS  1.0%
 $ 1,065    Barjan Products, LLC, Term                  8.25 to
            Loan...................... NR        NR     10.25%    04/30/2007    $      555,615
     711    Barjan Products, LLC,
            Revolving Credit
            Agreement................. NR        NR      7.75     04/30/2007           711,059
   4,833    Getty Petroleum Marketing,
            Inc., Term Loan........... B1        B+      5.80     05/19/2010         4,926,979
  13,609    The Pantry, Inc., Term
            Loan...................... B1        B+      4.83     03/12/2011        13,838,342
   1,200    Travelcenters of America,                   4.15 to
            Inc., Term Loan........... Ba3       BB      4.38     12/01/2011         1,214,250
                                                                                --------------
                                                                                    21,246,245
                                                                                --------------
            RETAIL--SPECIALTY  1.3%
   3,161    DRL Acquisition, Inc.,                      6.73 to
            Term Loan................. NR        NR      8.00     04/30/2009         3,149,762
   1,953    Home Interiors & Gifts,
            Inc., Term Loan........... B3        B-      7.17     03/31/2011         1,893,555
  11,200    Jostens, Inc., Term                         4.81 to   10/04/10 to
            Loan...................... B1        B+      5.06      10/04/11         11,327,282
  10,027    Nebraska Book Co., Inc.,
            Term Loan................. B2        B       4.67     03/04/2011        10,171,384
                                                                                --------------
                                                                                    26,541,983
                                                                                --------------
            RETAIL--STORES  1.6%
   1,800    Advance Stores Co., Inc.,                   4.13 to
            Term Loan (a)............. Ba2       BB+     4.31     09/30/2010         1,823,979
   4,212    CSK Auto, Inc., Term
            Loan...................... Ba2       B+      4.85     06/19/2009         4,259,865
   2,400    Dollarama Group, LP, Term
            Loan...................... NR        NR      4.78     11/18/2011         2,422,500
   3,213    Murray's Discount Auto                      6.87 to
            Stores, Inc., Term Loan... NR        NR      8.25     08/08/2009         3,216,638
  20,750    Rite Aid Corp., Term                        4.17 to
            Loan...................... NR        B+      4.31     08/31/2009        20,925,088
                                                                                --------------
                                                                                    32,648,070
                                                                                --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.3%
   8,174    Cincinnati Bell, Inc.,                      4.98 to
            Term Loan................. B1        B+      5.08     06/30/2008         8,256,926
   2,000    Fairpoint Communications,
            Inc., Term Loan........... B1        BB-     6.44     03/31/2007         2,007,500
   6,272    Orius Corp., LLC, Term                      6.51 to   01/23/09 to
            Loan (c).................. NR        NR      7.43      01/23/10          1,334,725
   4,331    Orius Corp., LLC,
            Revolving Credit Agreement
            (c)....................... NR        NR      5.33     01/23/2006         3,356,451
   8,181    Qwest Corp., Term Loan.... Ba3       BB-     7.39     06/30/2007         8,542,518

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS
            (CONTINUED)
 $ 3,491    Valor Telecommunications,                   5.98 to
            LLC, Term Loan............ B2        B+      6.08%    11/10/2011    $    3,510,525
   7,500    WCI Capital Corp., Term
            Loan (b) (d).............. NR        NR      8.75     09/30/2007           112,500
   1,216    WCI Capital Corp.,
            Revolving Credit Agreement
            (b) (d)................... NR        NR      8.25     12/31/2004            50,103
                                                                                --------------
                                                                                    27,171,248
                                                                                --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.2%
   3,189    Williams Communications,                    5.90 to
            LLC, Term Loan............ B2        NR      6.06     10/01/2009         3,219,375
                                                                                --------------

            TELECOMMUNICATIONS--WIRELESS  1.8%
   1,592    American Tower, LP, Term
            Loan (a).................. Ba3       B       4.23     08/31/2011         1,611,900
   1,592    Cellular South, Inc., Term                  3.88 to
            Loan (a).................. NR        NR      6.00     05/04/2011         1,614,885
   9,429    Centennial Cellular, Inc.,                  4.92 to
            Term Loan................. B2        B-      5.38     02/09/2011         9,513,458
   8,110    Nextel Partners, Inc.,
            Term Loan................. Ba3       B+      4.94     05/31/2011         8,229,477
   2,400    Spectrasite
            Communications, Inc., Term
            Loan...................... Ba3       BB-     4.03     05/19/2012         2,420,501
   2,928    Syniverse Holding, LLC.,                    5.40 to
            Term Loan................. Ba3       BB      5.56     09/30/2010         2,955,544
   9,960    Western Wireless Corp.,                     5.40 to
            Term Loan................. B2        B-      5.71     05/31/2011        10,042,997
                                                                                --------------
                                                                                    36,388,762
                                                                                --------------
            TRANSPORTATION--CARGO  0.6%
   3,442    Havco Wood Products, Inc.,                  4.67 to
            Term Loan................. NR        NR      5.28     06/30/2006         2,151,088
     670    Kansas City Southern                        3.88 to
            Railway Co., Term Loan.... Ba3       BB+     4.28     03/30/2008           679,548
   5,315    Pacer International, Inc.,                  4.06 to
            Term Loan................. B1        BB-     5.06     06/10/2010         5,390,907
   2,246    Quality Distribution,                       5.58 to
            Inc., Term Loan........... Caa1      B-      5.64     11/13/2009         2,246,439
     900    Quality Distribution,
            Inc., Revolving Credit                      5.58 to
            Agreement................. Caa1      B-      5.64     11/13/2009           875,625
   1,385    Transport Industries, LP,
            Term Loan................. B2        BB-     6.56     06/13/2010         1,387,110
                                                                                --------------
                                                                                    12,730,717
                                                                                --------------

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------               STATED
(000)       BORROWER                   MOODY'S   S&P    COUPON     MATURITY*        VALUE
----------------------------------------------------------------------------------------------
            TRANSPORTATION--PERSONAL  0.8%
 $14,792    Laidlaw Investments Ltd.,
            Term Loan................. Ba3       BB+     6.33%    06/19/2009    $   14,863,649
     934    Neoplan USA Corp.,
            Revolving Credit Agreement
            (c)....................... NR        NR      6.56     06/30/2006           933,750
                                                                                --------------
                                                                                    15,797,399
                                                                                --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.1%
                                                        5.56 to
   1,995    Helm, Inc., Term Loan..... NR        NR      5.62     07/02/2010         2,021,184
                                                                                --------------

            UTILITIES  2.1%
  14,086    Allegheny Energy, Inc.,                     5.01 to
            Term Loan (a)............. B1        B+      5.16     03/08/2011        14,365,511
     867    Centerpoint Energy, Inc.,
            Revolving Credit                            5.39 to
            Agreement................. Ba1       BBB-    7.00     10/07/2006           865,583
   2,792    Coleto Creek WLE, LP, Term                  4.83 to   06/30/11 to
            Loan...................... Ba2       BB      6.23      06/30/12          2,847,186
     800    NorthWestern Corp., Term
            Loan...................... Ba1       BB      4.03     11/01/2011           812,666
   4,773    Pike Electric, Inc., Term                   4.69 to   07/01/12 to
            Loan...................... NR        NR      4.75      12/10/12          4,853,985
   8,000    Reliant Energy Resources,                   4.90 to
            Corp., Term Loan.......... B1        B+      5.07     04/30/2010         8,063,568
  11,182    Texas Genco Holdings,
            Inc., Term Loan........... Ba2       BB      4.48     12/14/2011        11,335,285
                                                                                --------------
                                                                                    43,143,784
                                                                                --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  93.5%...........................    1,908,337,496
                                                                                --------------

DESCRIPTION
----------------------------------------------------------------------------------------------

NOTES  1.0%
Barjan Products, LLC ($1,000,819 par, 5.00% coupon, maturing 04/30/07) (g)...                0
Commonwealth Brands, Inc. ($1,500,000 par, 9.71% coupon, maturing 08/28/07)
  (h)........................................................................        1,563,750
Dade Behring, Inc. ($4,651,067 par, 11.91% coupon, maturing 10/03/10)........        5,185,940
Pioneer Cos., Inc. ($776,733 par, 6.05% coupon, maturing 12/31/06) (h).......          819,453

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
NOTES (CONTINUED)
Rogers Wireless Communications, Inc. ($6,000,000 par, 5.53% coupon, maturing
  12/15/10) (Canada) (h).....................................................   $    6,345,000
Satelites Mexicanos, 144A Private Placement ($7,068,000 par, 6.92% coupon,
  maturing 06/30/04) (Mexico) (h) (i)........................................        5,972,460
US Unwired, Inc. ($800,000 par, 6.13% coupon, maturing 06/15/10) (h).........          830,000
                                                                                --------------

TOTAL NOTES  1.0%............................................................       20,716,603
                                                                                --------------

EQUITIES  5.2%
Aladdin Gaming Holdings, LLC (565,193 common shares) (j).....................          339,116
Barjan Products, LLC (1,962,870 preferred shares) (Acquisition date 06/21/04,
  Cost $2,767,934) (j) (k)...................................................                0
Best Products Co., Inc. (297,480 common shares) (j)..........................                0
Chart Industries, Inc. (325,454 common shares) (Acquisition date 09/25/03,
  Cost $6,914,656) (c) (j) (k)...............................................       15,947,246
Dade Behring Holdings, Inc. (157,928 common shares) (j)......................        9,025,585
DecorateToday.com (198,600 common shares) (Acquisition date 12/31/98, Cost
  $3,505,909) (c) (j) (k)....................................................        2,557,968
Environmental Systems Products Holdings, Inc. (2,183 common shares)
  (Acquisition date 06/22/04, Cost $0) (j) (k)...............................           22,092
Gentek, Inc. (72,696 common shares)..........................................        3,253,146
Gentek, Inc. (Warrants for 173 common shares) (j)............................                0
Havco Wood Products, Inc. (30 common shares) (j).............................                0
Holmes Group, Inc. (Warrants for 950 common shares) (Acquisition date
  05/24/04, Cost $0) (j) (k).................................................            2,660
IDT Corp. (22,898 common shares) (j).........................................          335,227
Imperial Home Decor Group, Inc. (1,816,143 common shares) (Acquisition date
  04/26/01, Cost $1,852,465) (c) (j) (k).....................................                0
London Clubs International (Warrants for 141,981 common shares) (Acquisition
  date 10/15/04, Cost $260,910) (j) (k)......................................          312,750
London Fog Industries, Inc. (515,922 common shares) (c)......................        3,405,085
NeighborCare, Inc. (645,769 common shares) (j)...............................       18,940,405
Neoplan USA Corp. (2,262 preferred shares) (Acquisition date 09/04/03, Cost
  $1,074,522) (c) (j) (k)....................................................            2,262
Neoplan USA Corp. (8,517 common shares) (Acquisition date 09/04/03, Cost $85)
  (c) (j) (k)................................................................               85
Orius Corp. (1,211,236 common shares) (Acquisition date 02/03/03, Cost $0)
  (c) (j) (k)................................................................                0
Outsourcing Solutions, Inc. (159,176 common shares) (Acquisition date
  01/30/04, Cost $8,007,060) (j) (k).........................................        7,640,448
Planet Hollywood International, Inc. (Warrants for 84,345 common shares)
  (Acquisition date 09/03/04, Cost $0) (j) (k)...............................                0
RailWorks Corp. (223 preferred shares) (Acquisition date 02/10/03, Cost
  $2,557,518) (j) (k)........................................................                0
RailWorks Corp. (Warrants for 3,935 common shares) (Acquisition date
  02/10/03, Cost $0) (j) (k).................................................                0
Rotech Medical Corp. (94,289 common shares) (Acquisition date 06/12/02, Cost
  $377,156) (j) (k)..........................................................                0

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
xSafelite Glass Corp. (724,479 common shares) (Acquisition date 10/20/00,
  Cost $3,912,187) (c) (j) (k)...............................................   $            0
Safelite Realty (48,903 common shares) (Acquisition date 10/20/00, Cost $0)
  (c) (j) (k)................................................................                0
Safety-Kleen Holdings, Inc. (306,849 common shares) (Acquisition date
  01/14/04, Cost $1,215,122) (j) (k).........................................                0
SK Holding Co. (5,227 preferred shares) (Acquisition date 01/14/04, Cost
  $126,598) (j) (k)..........................................................                0
Targus Group International (Warrants for 66,824 common shares) (Acquisition
  date 01/30/04, Cost $0) (j) (k)............................................           20,047
Trans World Entertainment Corp. (3,451,962 common shares) (Acquisition date
  03/03/98, Cost $63,299,979) (c) (j) (k)....................................       43,322,123
                                                                                --------------

TOTAL EQUITIES  5.2%.........................................................      105,126,245
                                                                                --------------

TOTAL LONG TERM INVESTMENTS  99.7%
  (Cost $2,095,142,840)......................................................    2,034,180,344
                                                                                --------------

SHORT-TERM INVESTMENTS  2.3%
REPURCHASE AGREEMENT  2.0%
State Street Bank & Trust Corp. ($40,500,000 par collateralized by U.S.
  Government Obligations in a pooled cash account, interest rate of 2.42%,
  dated 01/31/05, to be sold on 02/01/05 at $40,502,723) (a).................       40,500,000

TIME DEPOSIT  0.3%
State Street Bank & Trust Corp. ($7,387,223 par, 1.75% coupon, dated
  01/31/05, to be sold on 02/01/05 at $7,387,582) (a)........................        7,387,223
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $47,887,223).........................................................       47,887,223
                                                                                --------------

TOTAL INVESTMENTS 102.0%
  (Cost $2,143,030,063)......................................................    2,082,067,567

BORROWINGS (1.7)%............................................................      (35,000,000)

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3)%................................       (6,444,762)
                                                                                --------------

NET ASSETS  100.0%...........................................................    2,040,622,805
                                                                                ==============

NR -- Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

    Industry percentages are calculated as a percentage of net assets.

(a) All or a portion of this security is segregated in connection with unfunded loan commitments.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Affiliated company. See Notes to Financial Statements.

(d) This Senior Loan interest is non-income producing.

(e) This borrower is in the process of restructuring or amending the terms of this loan.

(f) This borrower is currently in liquidation.

(g) Payment-in-kind security.

(h) Variable rate security. Interest rate shown is that in effect at January 31, 2005.

(i) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(j) Non-income producing security as this stock or warrant currently does not declare dividends.

(k) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 3.4% of the net assets of the Fund.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. The interest rates shown are those in effect at January 31, 2005. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2005 (Unaudited)

ASSETS:
Investments in unaffiliated securities (Cost
  $1,987,926,685)...........................................  $ 1,990,365,208
Investments in affiliated securities (Cost $155,103,378)....       91,702,359
Cash........................................................        5,069,383
Receivables:
  Fund Shares Sold..........................................       21,013,492
  Interest and Fees.........................................        8,865,130
  Investments Sold..........................................        1,552,766
Other.......................................................           23,007
                                                              ---------------
    Total Assets............................................    2,118,591,345
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       36,910,769
  Borrowings................................................       35,000,000
  Investment Advisory Fee...................................        1,502,555
  Income Distributions......................................        1,261,620
  Distributor and Other Affiliates..........................          554,968
  Administrative Fee........................................          439,234
  Fund Shares Repurchased...................................            2,993
Accrued Expenses............................................        1,146,680
Trustees' Deferred Compensation and Retirement Plans........        1,120,580
Accrued Interest Expense....................................           29,141
                                                              ---------------
    Total Liabilities.......................................       77,968,540
                                                              ---------------
NET ASSETS..................................................  $ 2,040,622,805
                                                              ===============
NET ASSETS CONSIST OF:
Capital.....................................................  $ 3,205,242,675
Accumulated Undistributed Net Investment Income.............          779,047
Net Unrealized Depreciation.................................      (60,962,496)
Accumulated Net Realized Loss...............................   (1,104,436,421)
                                                              ---------------
NET ASSETS..................................................  $ 2,040,622,805
                                                              ===============
NET ASSET VALUE PER COMMON SHARE:
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,631,896,223 and 179,602,756 shares of
    beneficial interest issued and outstanding).............  $          9.09
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $408,726,582 and 44,999,074 shares of
    beneficial interest issued and outstanding).............  $          9.08
                                                              ===============

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended January 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest from unaffiliated securities.......................  $  49,069,160
Interest from affiliated securities.........................      1,103,359
Dividends...................................................        670,593
Other.......................................................      1,901,628
                                                              -------------
    Total Income............................................     52,744,740
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................      8,825,820
Administrative Fee..........................................      2,579,015
Shareholder Services........................................      1,136,231
Legal.......................................................        437,293
Custody.....................................................        321,511
Service Fees--Class C.......................................        274,593
Trustees' Fees and Related Expenses.........................        122,354
Interest Expense............................................         29,141
Other.......................................................      1,000,550
                                                              -------------
    Total Expenses..........................................     14,726,508
    Less Credits Earned on Cash Balances....................         23,293
                                                              -------------
    Net Expenses............................................     14,703,215
                                                              -------------
NET INVESTMENT INCOME.......................................  $  38,041,525
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss on unaffiliated securities................  $ (22,136,718)
Net Realized Loss on affiliated securities..................     (2,912,137)
                                                              -------------
                                                              $ (25,048,855)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (101,016,241)
  End of the Period.........................................    (60,962,496)
                                                              -------------
Net Unrealized Appreciation During the Period...............     40,053,745
                                                              -------------
NET REALIZED AND UNREALIZED GAIN............................  $  15,004,890
                                                              =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  53,046,415
                                                              =============

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE           FOR THE
                                                           SIX MONTHS ENDED     YEAR ENDED
                                                           JANUARY 31, 2005   JULY 31, 2004
                                                           ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $   38,041,525    $   72,149,267
Net Realized Gain/Loss...................................      (25,048,855)        3,283,192
Net Unrealized Appreciation During the Period............       40,053,745       165,681,058
                                                            --------------    --------------
Change in Net Assets from Operations.....................       53,046,415       241,113,517
                                                            --------------    --------------

Distributions from Net Investment Income:
  Class B Shares.........................................      (28,049,686)      (53,435,973)
  Class C Shares.........................................       (5,817,061)       (7,235,174)
                                                            --------------    --------------
                                                               (33,866,747)      (60,671,147)
                                                            --------------    --------------

Return of Capital Distribution:
  Class B Shares.........................................              -0-        (4,687,687)
  Class C Shares.........................................              -0-          (913,897)
                                                            --------------    --------------
                                                                       -0-        (5,601,584)
                                                            --------------    --------------
Total Distributions......................................      (33,866,747)      (66,272,731)
                                                            --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......       19,179,668       174,840,786
                                                            --------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................      163,825,284       154,047,111
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................       17,751,794        34,951,648
Cost of Shares Repurchased...............................     (195,315,764)     (450,817,629)
                                                            --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......      (13,738,686)     (261,818,870)
                                                            --------------    --------------
TOTAL INCREASE/DECREASE IN NET ASSETS....................        5,440,982       (86,978,084)
NET ASSETS:
Beginning of the Period..................................    2,035,181,823     2,122,159,907
                                                            --------------    --------------
End of the Period (Including accumulated undistributed
  net investment income of $779,047 and ($3,395,731),
  respectively)..........................................   $2,040,622,805    $2,035,181,823
                                                            ==============    ==============

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended January 31, 2005 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $  53,046,415
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash provided by Operating Activities:
  Increase in Investments at Value..........................    (20,409,964)
  Increase in Interest and Fees Receivables.................     (1,735,175)
  Decrease in Receivable for Investments Sold...............      2,878,550
  Decrease in Other Assets..................................         31,006
  Decrease in Payable for Investments Purchased.............     (1,200,151)
  Decrease in Investment Advisory Fee Payable...............         (4,398)
  Decrease in Distributor and Other Affiliates Payable......       (131,578)
  Decrease in Administrative Fee Payable....................         (1,377)
  Increase in Accrued Expenses..............................        131,268
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................        104,694
                                                              -------------
    Total Adjustments.......................................    (20,337,125)
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................     32,709,290
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................    148,714,103
Change in Bank Borrowings...................................     35,000,000
Cash Dividends Paid.........................................    (16,055,970)
Payments on Shares Repurchased..............................   (195,325,423)
Change in Accrued Interest Expense..........................         29,141
Change in Intra-day Credit Line with Custodian Bank.........         (1,758)
                                                              -------------
    Net Cash Used for Financing Activities..................    (27,639,907)
                                                              -------------
NET INCREASE IN CASH........................................      5,069,383
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $   5,069,383
                                                              =============

Supplemental disclosure of cash flow information: Non cash financing activities not included herein consist of reinvestment of dividends and distributions of $17,751,794.

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                               ENDED                                YEAR ENDED JULY 31,
CLASS B SHARES              JANUARY 31,   ------------------------------------------------------------------------
                               2005         2004            2003            2002            2001            2000
                            --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........   $   9.00     $   8.29        $   8.09        $   8.61        $   9.50        $   9.85
                             --------     --------        --------        --------        --------        --------
  Net Investment Income...        .17(c)       .30(c)          .33(c)          .41(c)          .66(c)          .68
  Net Realized and
    Unrealized
    Gain/Loss.............        .07          .68             .19            (.55)           (.86)           (.36)
                             --------     --------        --------        --------        --------        --------
Total from Investment
  Operations..............        .24          .98             .52            (.14)           (.20)            .32
                             --------     --------        --------        --------        --------        --------
Less:
  Distributions from Net
    Investment Income.....        .15          .25             .29             .38             .69             .67
  Return of Capital
    Distributions.........        -0-          .02             .03             -0-             -0-             -0-
                             --------     --------        --------        --------        --------        --------
Total Distributions.......        .15          .27             .32             .38             .69             .67
                             --------     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF
  THE PERIOD..............   $   9.09     $   9.00        $   8.29        $   8.09        $   8.61        $   9.50
                             ========     ========        ========        ========        ========        ========

Total Return (a)..........      2.58%*      12.03%           6.58%          -1.61%          -2.11%           3.15%
Net Assets at End of the
  Period (In millions)....   $1,631.9     $1,703.1        $1,876.1        $2,558.7        $3,989.7        $6,458.0
Ratio of Expenses to
  Average Net Assets......      1.41%        1.48%           1.54%           1.43%           1.43%           1.34%
Ratio of Net Investment
  Income to Average Net
  Assets..................      3.71%        3.44%           4.21%           4.85%           7.34%           6.97%
Portfolio Turnover (b)....        48%*         94%             49%             36%             42%             36%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of the 3% imposed on most shares accepted by the Fund for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

*   Non-annualized

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              JUNE 13, 2003
                                                                             (COMMENCEMENT OF
                                                  SIX MONTHS       YEAR         INVESTMENT
                                                     ENDED        ENDED       OPERATIONS) TO
CLASS C SHARES                                    JANUARY 31,    JULY 31,        JULY 31,
                                                     2005          2004            2003
                                                  -------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........    $ 9.00        $ 8.29          $ 8.16
                                                    ------        ------          ------
  Net Investment Income.........................       .16(c)        .28(c)          .04(c)
  Net Realized and Unrealized Gain..............       .06           .69             .12
                                                    ------        ------          ------
Total from Investment Operations................       .22           .97             .16
                                                    ------        ------          ------
Less:
  Distributions from Net Investment Income......       .14           .24             .03
  Return of Capital Distributions...............       -0-           .02             -0-
                                                    ------        ------          ------
Total Distributions.............................       .14           .26             .03
                                                    ------        ------          ------
NET ASSET VALUE, END OF THE PERIOD..............    $ 9.08        $ 9.00          $ 8.29
                                                    ======        ======          ======

Total Return (a)................................     2.51%*       11.86%           2.02%*
Net Assets at End of the Period (In millions)...    $408.7        $332.0          $246.1
Ratio of Expenses to Average Net Assets.........     1.53%         1.62%           1.56%
Ratio of Net Investment Income to Average Net
  Assets........................................     3.59%         3.26%           3.89%
Portfolio Turnover (b)..........................       48%*          94%             49%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of the 1% imposed on most shares accepted by the Fund for repurchase which have been held for less than one year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

*   Non-annualized

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Loan Fund (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund commenced investment operations on October 4, 1989. In June 2003, the Fund completed a transaction in which it redesignated its shares issued before June 13, 2003 as Class B Shares and issued new Class C Shares to the shareholders of Van Kampen Senior Floating Rate Fund in exchange for the assets and liabilities of that fund. Effective February 18, 2005, the Van Kampen Senior Loan Fund B and C share classes were renamed Class IB and Class IC Shares, respectively. Also, effective February 18, 2005, the Fund seeded new Class A, Class B and Class C Shares. (See
Note 12.)

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Fund's Senior Loans are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment. The Fund may invest in repurchase

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or other fixed-income security.

    Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements. Income, expenses and realized and unrealized gains or losses are allocated on a pro-rata basis to each class of shares except for service fees, which are applicable only to Class C shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $959,524,180, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$    230,325................................................    July 31, 2006
  25,341,287................................................    July 31, 2007
  81,119,357................................................    July 31, 2008
  99,303,946................................................    July 31, 2009
 442,991,545................................................    July 31, 2010
 157,279,859................................................    July 31, 2011
 153,257,861................................................    July 31, 2012

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

    At January 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,186,572,409
                                                                ==============
Gross tax unrealized appreciation...........................    $   58,851,747
Gross tax unrealized depreciation...........................      (163,356,589)
                                                                --------------
Net tax unrealized depreciation on investments..............    $ (104,504,842)
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended July 31, 2004 was as follows:

                                                                   2004
Distributions paid from:
  Ordinary income...........................................    $60,620,611
  Long-term capital gain....................................      5,601,584
                                                                -----------
                                                                $66,222,195
                                                                ===========

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions and losses that were recognized for book purposes but not for tax purposes at the end of the fiscal year.

F. CREDITS EARNED ON CASH BALANCES During the six months ended January 31, 2005, the Fund's custody fee was reduced by $23,293 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .900%
Next $1.0 billion...........................................       .850%
Next $1.0 billion...........................................       .825%
Next $500 million...........................................       .800%
Over $3.0 billion...........................................       .775%

    In addition, the Fund will pay a monthly administrative fee to Van Kampen Funds Inc., the Fund's Administrator, at an annual rate of .25% of the average daily net assets of the Fund. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

    For the six months ended January 31, 2005, the Fund recognized expenses of approximately $299,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under a Legal Services agreement, the Adviser provides legal services to the Fund. The Adviser allocates the cost of such services to each Fund. For the six months ended January 31, 2005, the Fund recognized expenses of approximately $53,700 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as part of the "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended January 31, 2005, the Fund recognized expenses for these services of approximately $861,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and Trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or Trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its Trustees who are not officers of Van Kampen. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each Trustee's years of service to the Fund. The maximum annual benefit per Trustee under the plan is $2,500.

    During the period, the Fund owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a Fund holds 5% or more of the outstanding voting securities.

                                                       INTEREST/       MARKET
                            PAR/         REALIZED       DIVIDEND        VALUE
NAME                       SHARES*      GAIN/(LOSS)      INCOME       01/31/05         COST
Chart Industries,
  Inc.--Term Loan......  $ 5,353,162    $  (268,721)   $  164,625    $ 5,386,619    $ 6,317,877
Chart Industries,
  Inc.--Common
  Shares...............      325,454        567,521             0     15,947,246      6,914,656
DecorateToday.com--
  Common Shares........      198,600              0             0      2,557,968      3,505,909
Imperial Home Decor
  Group, Inc.--Term
  Loan.................  $ 5,044,842              0             0        126,121      5,015,112
Imperial Home Decor
  Group, Inc.--Common
  Shares...............    1,816,143              0             0              0      1,852,465
London Fog Industries,
  Inc.--Common Shares..      515,922              0             0      3,405,085     33,576,536
Neoplan USA
  Corp.--Revolver......  $   933,750              0        30,297        933,750        933,750

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                                       INTEREST/       MARKET
                            PAR/         REALIZED       DIVIDEND        VALUE
NAME                       SHARES*      GAIN/(LOSS)      INCOME       01/31/05         COST
Neoplan USA Corp.--
  Common Shares........        8,517              0             0             85             85
Neoplan USA Corp.--
  Preferred Shares.....        2,262              0             0          2,262      1,074,522
Orius Corp.-- Term
  Loan.................  $ 6,272,014        236,327       213,316      1,334,725      3,090,594
Orius
  Corp.--Revolver......  $ 4,330,904              0       119,819      3,356,451      3,418,256
Orius Corp.--Common
  Shares...............    1,211,236              0             0              0      4,330,904
Safelite Glass Corp.--
  Term Loan............  $17,889,124              0       573,302     15,339,924     17,860,546
Safelite Glass Corp.--
  Common Shares........      724,479              0             0              0      3,912,187
Safelite Reality--
  Common Shares........       48,903              0             0              0              0
Transworld
  Entertainment Corp.--
  Common Shares........    3,451,962     (2,328,820)            0     43,322,123     63,299,979
                                        -----------    ----------
                                        $(1,793,693)   $1,101,359
                                        ===========    ==========

*   Shares were acquired through the restructuring of senior loan interests.

    Affiliate transactions during the six months ended January 31, 2005 were as follows:

                             PAR/SHARES                                PAR/SHARES
                               AS OF         GROSS         GROSS         AS OF        REALIZED
NAME                          07/31/04     ADDITIONS    REDUCTIONS      01/31/05     GAIN/(LOSS)
Aspen Marketing Group, Term
  Loan.....................  $2,508,426          --     $  (216,697)   $2,291,729              0
Aspen Marketing Group,
  Revolver.................  $7,620,725          --     $(7,620,725)   $       --    $ 2,745,253
Aspen Marketing Group,
  Common Shares............     166,871          --        (166,871)           --     (3,863,697)
Chart Industries, Term
  Loan.....................  $6,770,456          --     $(1,417,294)   $5,353,162       (268,721)
Chart Industries, Common
  Shares...................     345,454          --         (20,000)      325,454        567,521
Neoplan USA Corp.,
  Revolver.................  $  911,250     $22,500              --    $  933,750              0
Orius Corp., Term Loan.....  $6,608,678          --     $  (336,664)   $6,272,014        236,327
Transworld Entertainment
  Corp., Common Shares.....   3,789,962          --        (338,000)    3,451,962     (2,328,820)
                                                                                     -----------
                                                                                     $(2,912,137)
                                                                                     ===========

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At January 31, 2005, capital aggregated $2,639,924,817 and $565,317,858 for
Classes B and C, respectively. For the six months ended January 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class B...................................................    7,542,874    $  68,277,803
  Class C...................................................   10,573,423       95,547,481
                                                              -----------    -------------
Total Sales.................................................   18,116,297    $ 163,825,284
                                                              ===========    =============
Dividend Reinvestment:
  Class B...................................................    1,677,595    $  15,155,103
  Class C...................................................      287,422        2,596,691
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,965,017    $  17,751,794
                                                              ===========    =============
Repurchases:
  Class B...................................................  (18,848,973)   $(170,310,745)
  Class C...................................................   (2,766,756)     (25,005,019)
                                                              -----------    -------------
Total Repurchases...........................................  (21,615,729)   $(195,315,764)
                                                              ===========    =============

    At July 31, 2004, capital aggregated $2,726,802,656 and $492,178,705 for
Classes B and C, respectively. For the year ended July 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class B...................................................    4,640,807    $  40,897,370
  Class C...................................................   12,758,204      113,149,741
                                                              -----------    -------------
Total Sales.................................................   17,399,011    $ 154,047,111
                                                              ===========    =============
Dividend Reinvestment:
  Class B...................................................    3,570,320    $  31,188,668
  Class C...................................................      430,382        3,762,980
                                                              -----------    -------------
Total Dividend Reinvestment.................................    4,000,702    $  34,951,648
                                                              ===========    =============
Repurchases:
  Class B...................................................  (45,234,810)   $(398,226,471)
  Class C...................................................   (5,969,999)     (52,591,158)
                                                              -----------    -------------
Total Repurchases...........................................  (51,204,809)   $(450,817,629)
                                                              ===========    =============

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,024,831,249 and $969,960,504, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Fund to make tender offers for all or a portion of its then outstanding common shares at the net

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

asset value of the shares on the expiration date of the tender offer. Effective February 3, 2005, the Board of Trustees approved a new fundamental policy whereby the Fund commits to make regular offers to repurchase shares of the Fund. Initially, the Fund will be making quarterly offers to repurchase up to 15% of its then outstanding shares. The Fund is seeking exemptive relief from the Securities and Exchange Commission ("SEC") to enable the Fund to conduct monthly repurchase offers. At present, the Fund expects that upon receiving such exemptive relief, it would conduct monthly repurchase offers for 5% of its outstanding shares. The Fund cannot guarantee that the SEC will grant exemptive relief. There is no guarantee that you will be able to sell your Shares at any given time. For the six months ended January 31, 2005, 21,615,729 shares were tendered and repurchased by the Fund.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most Class B shares held for less than five years and Class C shares held less than one year which are accepted by the Fund for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                              WITHDRAWAL    WITHDRAWAL
                                                                CHARGE        CHARGE
                                                              ------------------------
YEAR OF REDEMPTION                                             CLASS B       CLASS C
First.......................................................     3.0%          1.0%
Second......................................................     2.5%            --
Third.......................................................     2.0%            --
Fourth......................................................     1.5%            --
Fifth.......................................................     1.0%            --
Sixth and following.........................................       --            --

    Effective February 18, 2005, the above early withdrawal schedule has been terminated. (See Note 12.) For the six months ended January 31, 2005, Van Kampen received early withdrawal charges of approximately $218,800, in connection with tendered shares of the Fund.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Senior Loan agreements, the Fund had unfunded loan commitments of approximately $114,475,100 as of January 31, 2005. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities, and liquid senior loans as a reserve.

    The Fund has entered into a revolving credit agreement for an aggregate of $300,000,000, which will terminate on November 12, 2005. The proceeds of any borrowing by the Fund under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .13% are charged on the unused portion of the credit line. For the six months ended January 31, 2005, the Fund recognized commitment fee expenses of approximately $257,900.

    Borrowings under this facility will bear interest at the Eurodollar rate plus 1.00%. For the six months ended January 31, 2005, the average daily balance of borrowings under the revolving credit agreement was $2,364,130 with a weighted average interest rate of 2.44%.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At January 31, 2005, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
Bank of America.............................................   $3,417      $3,434
                                                               ------      ------
Total.......................................................   $3,417      $3,434
                                                               ======      ======

9. SERVICE PLAN

For Class C, the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan governs payments for personal services and/or the maintenance of shareholder accounts.

    Annual fees under the Plan of .15% (.25% maximum) of average daily net assets are accrued daily and paid monthly for Class C. Of this amount, Van Kampen paid Morgan Stanley DW Inc., an affiliate of the Advisor, approximately $53,000 for the six months ended January 31, 2005. Effective February 18, 2005, the distributor, Van Kampen Funds Inc. ("Distributor") began waiving this service fee. (See Note 12.)

10. LITIGATION

On September 28, 2001 and October 11, 2001, separate complaints were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Fund against the Fund, the Adviser, Van Kampen Funds Inc. and certain directors and officers of the Fund. The respective complaints, framed as class actions, allege misstatements and omissions in the Fund's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.). The ultimate outcome of this action is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this action.

11. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. OFFERING OF NEW SHARE CLASSES

On February 18, 2005, the Fund redesignated its Class B Shares issued before February 18, 2005 as a new class of Shares designated Class IB Shares and redesignated its Class C Shares

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

issued before February 18, 2005 as a new class of Shares designated Class IC Shares. On February 18, 2005, the Fund commenced offering new Class A Shares, new Class B Shares and new Class C Shares (the new Class B Shares and new Class C Shares have different fees, expenses and characteristics than the original classes of Class B Shares and Class C Shares). The Class IB Shares and Class IC Shares are not continuously offered. The only new Class IB Shares and Class IC Shares to be issued after February 18, 2005 are those Class IB Shares and Class IC Shares issued to satisfy dividend and capital gain reinvestments. Shares of each of new Class A Shares, new Class B Shares and new Class C Shares are sold at their offering price, which is based upon the net asset value per Share for such class of Shares plus sales charges where applicable. New Class A Shares are subject to an up front sales charge of up to 3.25%. There is no initial sales charge or underwriting discount on purchases of new Class B and new Class C Shares but such Shares are subject to early withdrawal charges which will be made in accordance with the following schedule:

                                                              WITHDRAWAL     WITHDRAWAL
                                                                CHARGE         CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            NEW CLASS B    NEW CLASS C
First.......................................................     3.0%           1.0%
Second......................................................     2.5%            --
Third.......................................................     2.0%            --
Fourth......................................................     1.5%            --
Fifth.......................................................     1.0%            --
Sixth and following.........................................      --             --

    The Class IB Shares and Class IC Shares have no early withdrawal charges (the early withdrawal schedule applicable to the former Class B Shares and former Class C Shares outstanding on February 18, 2005 has been terminated).

    Effective February 18, 2005, the Fund has adopted a distribution plan (the "Distribution Plan") with respect to each of its new Class A Shares, new Class B Shares and new Class C Shares and in so doing has agreed to comply with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), as if the Fund were an open-end investment company. The Fund also has adopted a service plan (the "Service Plan") with respect to each of its new Class A Shares, new Class B Shares, new Class C Shares and Class IC Shares. There is no Distribution Plan or Service Plan for the Class IB Shares and no Distribution Plan for the Class IC Shares. All service fees under the Service Plan applicable to new Class A Shares, new Class B Shares, new Class C Shares and Class IC Shares are currently being waived. Under the Distribution Plan and Service Plan, the Fund pays distribution fees in connection with the sale and distribution of its Shares and service fees in connection with the provision of ongoing services to shareholders of each such class and the maintenance of shareholder accounts.

    Under the Distribution Plan and the Service Plan, the Fund may spend up to a total of 0.25%, 1.00% and 1.00% per year of the average daily net assets of new Class A Shares, new Class B Shares and new Class C Shares, respectively. Due to voluntary fee waivers by the Distributor, the aggregate distribution and service fees are currently 0.00%, 0.75% and 0.75% per year of the average daily net assets for new Class A Shares, new Class B Shares and new Class C Shares, respectively. Annual fees under the Distribution Plan and Service Plan are accrued daily. The net annual fees for new Class B Shares and new Class C Shares are paid monthly.

VAN KAMPEN SENIOR LOAN FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 59, 359
SLF SAR 3/05 RA05-00174P-Y01/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Code of Ethics-- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005